Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 — SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2025, up through the date the Company issued the audited consolidated financial statements except as disclosed below, our company conclude that there are no other significant events to report.

On February 23, 2026, subsequent to the reporting date, the Company held an extraordinary general meeting of shareholders at which the shareholders approved a resolution to amend the Memorandum and Articles of Association to implement a dual-class share structure. As a result, the Company’s shares were re-designated into Class A Ordinary Shares and Class B Ordinary Shares. Class B Ordinary Shares carry enhanced voting rights compared to Class A Ordinary Shares. Shares held by Mega Origin Holdings Limited were re-designated as Class B Ordinary Shares, while all other outstanding ordinary shares were re-designated as Class A Ordinary Shares. These amendments were approved subsequent to the reporting date and had not been effective as of December 31, 2025. At the same meeting, the shareholders also approved the adoption of the Company’s 2026 Equity Incentive Plan. In addition, the shareholders approved a share consolidation of all issued and unissued shares of the Company within a prescribed ratio range, with the exact ratio to be determined by the Board of Directors within 180 days from the date of approval. As of the date of issuance of these financial statements, the share consolidation has not been effected.

On April 23, 2026, Nasdaq notified the Company that the Company was not in compliance with the minimum bid price requirement under Listing Rule 5550(a)(2) because the Company’s Class A Ordinary Shares traded below US$1.00 for 30 consecutive business days from March 11, 2026 to April 22, 2026. The Company has been granted a 180-day compliance period, until October 20, 2026, to regain compliance. If the Company does not regain compliance within the applicable period, its Class A Ordinary Shares may be subject to delisting. The Company is currently evaluating available options to regain compliance.